Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2013:
Revenues	$11,179	$12,063	$12,486	$12,607	$48,335
Gross margin	1,372	1,498	1,422	1,489	5,781
Operating income (loss)	531	644	529	(153)	1,551
Net income (loss)	322	338	356	(701)	315
Limited Partners’ interest in net income (loss)	90	127	150	(171)	196
Basic net income (loss) per limited partner unit	$0.16	$0.23	$0.27	$(0.31)	$0.35
Diluted net income (loss) per limited partner unit	$0.16	$0.23	$0.27	$(0.31)	$0.35
The three months ended December 31, 2013 was impacted by ETP’s recognition of a goodwill impairment of $689 million.

	Quarters Ended
	March 31	June 30	September 30	December 31	Total Year
2012:
Revenues	$1,669	$1,875	$2,107	$11,313	$16,964
Gross margin	654	916	876	1,430	3,876
Operating income	183	367	358	452	1,360
Net income (loss)	961	75	(34)	272	1,274
Limited Partners’ interest in net income	166	53	35	48	302
Basic net income per limited partner unit	$0.37	$0.10	$0.06	$0.09	$0.57
Diluted net income per limited partner unit	$0.36	$0.10	$0.06	$0.09	$0.57